Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MassMutual Select Funds
Entity Central Index Key	0000916053
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class I
Trading Symbol	MDDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	12.05	16.25	11.57
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 452,400,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 2,133,233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R5
Trading Symbol	MDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	12.04	16.16	11.46
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 452,400,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 2,133,233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Service Class
Trading Symbol	MDVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.98	16.06	11.36
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 452,400,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 2,133,233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Administrative Class
Trading Symbol	MDDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	11.92	15.96	11.26
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 452,400,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 2,133,233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R4
Trading Symbol	MDDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	11.62	15.77	11.08
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 452,400,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 2,133,233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class A
Trading Symbol	MDDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	11.66	15.68	10.99
Class A - with maximum sales charge	5.51	14.38	10.36
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 452,400,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 2,133,233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R3
Trading Symbol	MDVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.29%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	11.38	15.50	10.81
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Value Index	9.44	13.88	10.72

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 452,400,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 2,133,233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class Y
Trading Symbol	MMNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An overweight allocation to and stock selection within the  financials sector
• Stock selection within the health care sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to the health care sector
• Stock selection within the communication services sector
• An underweight allocation to the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	12.03	12.60
Russell 3000 Index	17.41	22.44
Russell 1000 Value Index	9.44	15.75

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 452,400,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 2,133,233
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$452.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$2,133,233
Portfolio Turnover Rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.4%
Johnson & Johnson	4.2%
Exxon Mobil Corp.	3.0%
Bank of America Corp.	2.9%
Cisco Systems, Inc.	2.4%
AT&T, Inc.	2.3%
Wells Fargo & Co.	2.3%
Morgan Stanley	2.2%
Goldman Sachs Group, Inc.	2.2%
Verizon Communications, Inc.	2.1%

Sectors (% of Total Investments)
Financials	31.7%
Health Care	16.5%
Industrials	8.6%
Communication Services	7.8%
Consumer Discretionary	6.9%
Information Technology	6.9%
Energy	6.8%
Consumer Staples	6.5%
Materials	4.2%
Utilities	3.4%
Exchange-Traded Funds	0.5%
Real Estate	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Equity Opportunities Fund was merged into the Fund and shareholders of the MassMutual Equity Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class I
Trading Symbol	MMIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	17.39	16.31	15.16
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,247,300,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 2,252,423
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R5
Trading Symbol	MIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	17.28	16.20	15.05
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,247,300,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 2,252,423
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Service Class
Trading Symbol	MMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	17.12	16.03	14.88
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,247,300,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 2,252,423
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Administrative Class
Trading Symbol	MIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	16.96	15.91	14.77
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,247,300,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 2,252,423
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R4
Trading Symbol	MIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	16.78	15.73	14.59
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,247,300,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 2,252,423
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class A
Trading Symbol	MMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	16.72	15.62	14.48
Class A - with maximum sales charge	10.30	14.32	13.83
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,247,300,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 2,252,423
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R3
Trading Symbol	MMINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Fund performance was largely driven by the performance of a small number of  mega-capitalization stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and financials sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mainly in the healthcare sector
• The materials and real estate sectors were other detractors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	16.49	15.43	14.30
S&P 500 Index	17.60	16.47	15.30

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,247,300,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 2,252,423
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,247.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$2,252,423
Portfolio Turnover Rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.0%
Microsoft Corp.	6.7%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.7%
Alphabet, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.7%
Financials	13.5%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	8.9%
Industrials	8.3%
Consumer Staples	4.9%
Energy	2.9%
Utilities	2.4%
Real Estate	1.9%
Materials	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows:
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class I
Trading Symbol	MBCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	24.23	14.70	17.22
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,184,100,000
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 14,428,916
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R5
Trading Symbol	MBCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	24.11	14.59	17.10
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,184,100,000
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 14,428,916
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Service Class
Trading Symbol	MBCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	23.98	14.48	16.98
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,184,100,000
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 14,428,916
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Administrative Class
Trading Symbol	MBCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	23.88	14.36	16.87
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,184,100,000
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 14,428,916
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R4
Trading Symbol	MBGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	23.65	14.19	16.69
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,184,100,000
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 14,428,916
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class A
Trading Symbol	MBCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	23.58	14.09	16.58
Class A - with maximum sales charge	16.78	12.81	15.92
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,184,100,000
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 14,428,916
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R3
Trading Symbol	MBCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$151	1.35%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	23.31	13.90	16.40
Russell 3000 Index	17.41	15.74	14.71
Russell 1000 Growth Index	25.53	17.58	18.83

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,184,100,000
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 14,428,916
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class Y
Trading Symbol	MMZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to the communication services sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the health care sector
• An underweight allocation to the information technology sector
• An overweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	24.11	31.35
Russell 3000 Index	17.41	22.44
Russell 1000 Growth Index	25.53	28.88

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,184,100,000
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 14,428,916
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$2,184.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Total Advisory Fees Paid During the Reporting Period	$14,428,916
Portfolio Turnover Rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	13.5%
Microsoft Corp.	9.3%
Meta Platforms, Inc. Class A	6.8%
Amazon.com, Inc.	5.6%
Tesla, Inc.	5.5%
Apple, Inc.	4.9%
Netflix, Inc.	4.4%
Oracle Corp.	3.9%
Visa, Inc. Class A	3.7%
Alphabet, Inc. Class A	3.7%

Sectors (% of Total Investments)
Information Technology	42.0%
Communication Services	18.5%
Consumer Discretionary	16.1%
Financials	7.7%
Health Care	7.4%
Industrials	4.6%
Consumer Staples	1.5%
Exchange-Traded Funds	0.6%
Materials	0.4%
Utilities	0.3%
Retail	0.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	MEFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	3.89	7.09	10.41
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 3,796,300,000
Holdings Count | $ / shares	190
Advisory Fees Paid, Amount	$ 28,508,581
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R5
Trading Symbol	MGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	3.79	6.99	10.30
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 3,796,300,000
Holdings Count | $ / shares	190
Advisory Fees Paid, Amount	$ 28,508,581
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	MEFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	3.67	6.88	10.20
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 3,796,300,000
Holdings Count | $ / shares	190
Advisory Fees Paid, Amount	$ 28,508,581
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Administrative Class
Trading Symbol	MMELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	3.61	6.78	10.09
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 3,796,300,000
Holdings Count | $ / shares	190
Advisory Fees Paid, Amount	$ 28,508,581
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R4
Trading Symbol	MEFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$113	1.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	3.40	6.61	9.92
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 3,796,300,000
Holdings Count | $ / shares	190
Advisory Fees Paid, Amount	$ 28,508,581
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	MEFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.16%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	3.39	6.53	9.82
Class A - with maximum sales charge	-2.29	5.33	9.20
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 3,796,300,000
Holdings Count | $ / shares	190
Advisory Fees Paid, Amount	$ 28,508,581
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	MEFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	3.17	6.35	9.65
Russell 3000 Index	17.41	15.74	14.71
Russell Midcap Growth Index	22.02	11.26	13.37

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 3,796,300,000
Holdings Count | $ / shares	190
Advisory Fees Paid, Amount	$ 28,508,581
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	MMNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell  MidCap® Growth Index:
• Stock selection within the energy sector
• Stock selection within the consumer staples sector
• An overweight allocation to the consumer discretionary sector
Top detractors to the Fund’s performance relative to the Russell  MidCap Growth Index:
• Stock selection within the health care sector
• Stock selection within the information technology sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	3.79	8.63
Russell 3000 Index	17.41	22.44
Russell Midcap Growth Index	22.02	21.62

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 3,796,300,000
Holdings Count | $ / shares	190
Advisory Fees Paid, Amount	$ 28,508,581
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$3,796.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Total Advisory Fees Paid During the Reporting Period	$28,508,581
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.1%
PTC, Inc.	1.7%
Hologic, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Monolithic Power Systems, Inc.	1.6%
Hilton Worldwide Holdings, Inc.	1.5%
Agilent Technologies, Inc.	1.5%
Yum! Brands, Inc.	1.4%

Sectors (% of Total Investments)
Information Technology	21.7%
Health Care	19.1%
Industrials	17.2%
Consumer Discretionary	15.7%
Financials	7.9%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.4%
Materials	2.8%
Real Estate	0.8%
Utilities	0.7%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class I
Trading Symbol	MSGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	6.28	8.58	11.49
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 564,900,000
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 5,096,792
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R5
Trading Symbol	MSGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	6.19	8.48	11.39
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 564,900,000
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 5,096,792
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Service Class
Trading Symbol	MSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	6.08	8.37	11.28
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 564,900,000
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 5,096,792
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Administrative Class
Trading Symbol	MSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	5.98	8.26	11.16
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 564,900,000
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 5,096,792
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R4
Trading Symbol	MSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	5.85	8.10	11.00
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 564,900,000
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 5,096,792
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class A
Trading Symbol	MMGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.76	8.00	10.89
Class A - with maximum sales charge	-0.06	6.79	10.27
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 564,900,000
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 5,096,792
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R3
Trading Symbol	MSGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$162	1.58%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	5.58	7.83	10.73
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 564,900,000
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 5,096,792
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class Y
Trading Symbol	MMNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• An overweight position in the industrials sector
• An underweight allocation to the health care sector
• Strong stock selection in the utilities sector
• Strong stock selection in the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the industrials sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the real estate sector
• An underweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	6.26	10.63
Russell 3000 Index	17.41	22.44
Russell 2000 Growth Index	13.56	18.60

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 564,900,000
Holdings Count | $ / shares	247
Advisory Fees Paid, Amount	$ 5,096,792
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$564.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Total Advisory Fees Paid During the Reporting Period	$5,096,792
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SiTime Corp.	1.7%
Insmed, Inc.	1.4%
Curtiss-Wright Corp.	1.3%
StepStone Group, Inc. Class A	1.3%
Verra Mobility Corp.	1.1%
ESCO Technologies, Inc.	1.0%
Fabrinet	1.0%
Ollie’s Bargain Outlet Holdings, Inc.	1.0%
Advanced Energy Industries, Inc.	1.0%
PJT Partners, Inc. Class A	0.9%

Sectors (% of Total Investments)
Industrials	25.6%
Health Care	18.7%
Information Technology	18.2%
Financials	12.6%
Consumer Discretionary	10.7%
Real Estate	2.9%
Energy	2.7%
Materials	1.9%
Utilities	1.5%
Consumer Staples	1.4%
Communication Services	1.2%
Exchange-Traded Funds	1.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class I
Trading Symbol	MOSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	11.24	11.01	8.10
MSCI EAFE Index	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 327,400,000
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 3,201,173
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R5
Trading Symbol	MOSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	11.17	10.92	8.00
MSCI EAFE Index	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 327,400,000
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 3,201,173
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Service Class
Trading Symbol	MOSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.05	10.80	7.89
MSCI EAFE Index	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 327,400,000
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 3,201,173
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Administrative Class
Trading Symbol	MOSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	10.86	10.67	7.77
MSCI EAFE Index	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 327,400,000
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 3,201,173
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R4
Trading Symbol	MOSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	10.72	10.50	7.60
MSCI EAFE Index	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 327,400,000
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 3,201,173
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class A
Trading Symbol	MOSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.29%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	10.58	10.42	7.51
Class A - with maximum sales charge	4.50	9.18	6.90
MSCI EAFE Index	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 327,400,000
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 3,201,173
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R3
Trading Symbol	MOSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$157	1.49%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	10.34	10.23	7.35
MSCI EAFE Index	14.99	11.15	8.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 327,400,000
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 3,201,173
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class Y
Trading Symbol	MMOJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection in the consumer discretionary sector,
• Strong stock selection in the health care sector, and particularly Roche Holding AG
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the  MSCI EAFE Index:
• Stock selection and an underweight allocation to the  financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	11.07	10.35
MSCI EAFE Index	14.99	16.63

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 327,400,000
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 3,201,173
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$327.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	131
Total Advisory Fees Paid During the Reporting Period	$3,201,173
Portfolio Turnover Rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
BNP Paribas SA	2.1%
Cie Financiere Richemont SA Class A	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	1.9%
Rolls-Royce Holdings PLC	1.9%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
SAP SE	1.7%
Capgemini SE	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	20.4%
Consumer Discretionary	15.1%
Health Care	10.4%
Information Technology	9.8%
Consumer Staples	9.6%
Materials	5.3%
Communication Services	2.9%
Energy	1.8%
Utilities	1.0%
Real Estate	0.3%

Largest Countries (% of Total Investments)
France	17.2%
Japan	15.2%
Germany	11.7%
United Kingdom	10.8%
United States	9.5%
Switzerland	4.6%
Italy	3.6%
Netherlands	3.3%
China	3.0%
Canada	2.2%